Investment income (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Investment Income	Investment income

	1 January to 30 June
6 month period	2018	2017
Dividend income	9	18
Realised gains/losses on disposal of debt securities	90	57
Other investment income	3	15

	102	90